Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)

The following represents summarized unaudited quarterly financial data of the Company which, in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation, note that certain balances may not cross foot due to rounding:

	Three Months Ended
(in thousands, except per share amounts)	December 31	September 30	June 30	March 31

2012
Interest income	$24,096	$24,255	$24,625	$24,332
Interest expense	2,262	2,477	2,655	2,716
Net interest income	21,834	21,778	21,970	21,616
Provision for loan losses	2,150	2,500	2,950	2,500
Noninterest income	7,805	7,148	7,460	7,441
Net gains (loss) on sales of securities	92	(37)	12	984
Noninterest expense	22,486	23,053	22,674	22,931
Provision for federal income taxes	1,547	1,381	1,044	942
Net income	3,456	1,992	2,762	2,684
Net income per share:
Basic	$0.24	$0.14	$0.19	$0.19
Diluted	0.24	0.14	0.19	0.19

2011
Interest income	$24,726	$24,415	$24,659	$23,895
Interest expense	3,336	3,640	3,842	3,878
Net interest income	21,390	20,775	20,817	20,017
Provision for loan losses	3,350	13,750	1,700	1,792
Noninterest income	7,062	7,278	8,156	7,956
Net gains on sales of securities	—	7	309	34
Noninterest expense	21,731	23,355	24,621	24,307
Provision (benefit) for federal income taxes	888	(3,334)	660	342
Net income (loss)	2,483	(5,718)	1,992	1,532
Net income (loss) per share:
Basic	$0.18	$(0.41)	$0.14	$0.11
Diluted	0.18	(0.41)	0.14	0.11